In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity. (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit	62.00%	69.00%	71.00%
Market	2.00%	2.00%	2.00%
ALM	6.00%	2.00%	5.00%
Business	7.00%	3.00%	3.00%
Operational	7.00%	6.00%	7.00%
Fixed Assets	1.00%	2.00%	2.00%
Intangible Assets	5.00%	5.00%	1.00%
Pension Funds	1.00%	2.00%	4.00%
Deferred Tax Assets	9.00%	9.00%	5.00%
TOTAL	100.00%	100.00%	100.00%